CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest
Balance at Dec. 31, 2009		$ 2,378,759	$ 65,771	$ 24,858	$ 15,166	$ 216,158	$ 51,049
Balance (in shares) at Dec. 31, 2009		156,625,174
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		104,111	(29,447)
Shares issued under employee stock option plan (note 8(a)) (in shares)		1,627,766
Stock options			42,230
Shares issued under the incentive share purchase plan (note 8(b))		14,963
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		229,583
Shares issued under the Company's dividend reinvestment plan		1,404
Shares issued under the Company's dividend reinvestment plan (in shares)		25,243
Shares issued for purchase of mining property (notes 7(b) and 7(c))		579,800
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		10,225,848
Net income (loss) for the year	332,116					332,116
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(108,009)
Other comprehensive loss for the year	(22,659)						(22,659)
Restricted share unit plan (note 8(c))		(820)
Restricted share unit plan (note 8(c)) (in shares)		(13,259)
Balance at Dec. 31, 2010		3,078,217	78,554	24,858	15,166	440,265	28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		18,094	(4,396)
Shares issued under employee stock option plan (note 8(a)) (in shares)		308,688
Stock options			43,536
Shares issued under the incentive share purchase plan (note 8(b))		19,229
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		360,833
Shares issued under the Company's dividend reinvestment plan		10,130
Shares issued under the Company's dividend reinvestment plan (in shares)		176,110
Shares issued for purchase of mining property (notes 7(b) and 7(c))		56,146
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		1,250,477
Non-controlling interest addition upon acquisition								12,251
Net income (loss) for the year	(568,895)					(568,895)
Net loss for the year attributed to non-controlling interest	(60)							(60)
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(391)
Other comprehensive loss for the year	(35,496)						(35,496)
Restricted share unit plan (note 8(c))		(435)
Restricted share unit plan (note 8(c)) (in shares)		(2,727)
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		22,968	(4,759)
Shares issued under employee stock option plan (note 8(a)) (in shares)		416,275
Stock options			35,097
Shares issued under the incentive share purchase plan (note 8(b))		21,671
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		507,235
Shares issued under the Company's dividend reinvestment plan		18,907
Shares issued under the Company's dividend reinvestment plan (in shares)		444,555
Shares issued for purchase of mining property (notes 7(b) and 7(c))		2,447			499
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income (loss) for the year	310,916					310,916
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(174,849)
Other comprehensive loss for the year	(20,205)						(20,205)
Restricted share unit plan (note 8(c))		(5,452)
Restricted share unit plan (note 8(c)) (in shares)		(147,872)
Balance at Dec. 31, 2012	$ 3,410,212	$ 3,241,922	$ 148,032	$ 24,858	$ 15,665	$ 7,046	$ (27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870